Employees - Pensions and similar obligations - Plan asset allocation (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Employees
Total plan assets	€ 438	€ 725
Percentage of unquoted plan assets	2.00%	16.00%
Assets quoted in active markets
Employees
Debt securities	€ 308	€ 419
Equity securities	121	178
Other	1
Assets not quoted in active markets
Employees
Equity securities		7
Other	€ 8	107
Plan assets other plans
Employees
Total plan assets		€ 14